Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) $ in Thousands	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 114,237	$ 106,344
Total derivatives, Number of contracts | Contract	280	244
Total derivatives	$ 217,996	$ 167,028
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 0	$ 17,591
Total asset derivatives, Number of contracts | Contract	140	123
Total asset derivatives, Fair value, net	$ 236,723	$ 170,630
Asset derivatives, Gross asset	236,723	170,644
Asset derivatives, Gross liability	0	(14)
Total liability derivatives, Notional amount	$ 114,237	$ 88,753
Total liability derivatives, Number of contracts | Contract	140	121
Total liability derivatives, Fair value, net	$ (18,727)	$ (3,602)
Liability derivatives, Gross asset	846	377
Liability derivatives, Gross liability	(19,573)	(3,979)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	23,629	25,381
Total liability derivatives, Fair value, net	(1,987)	(3,003)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(1,987)	(3,003)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Withdrawal benefit
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	15,369	14,507
Total liability derivatives, Fair value, net	(427)	(398)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(427)	(398)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount		1,500
Total asset derivatives, Fair value, net		17
Asset derivatives, Gross asset		17
Asset derivatives, Gross liability		0
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	13,400	12,600
Total liability derivatives, Fair value, net	75	377
Liability derivatives, Gross asset	75	377
Liability derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 0	$ 0
Total asset derivatives, Number of contracts | Contract	140	122
Total asset derivatives, Fair value, net	$ 5,232	$ 556
Asset derivatives, Gross asset	5,232	556
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	$ 0	$ 0
Total liability derivatives, Number of contracts | Contract	139	121
Total liability derivatives, Fair value, net	$ (2,832)	$ (178)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(2,832)	(178)
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Futures [Member] | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount		$ 0
Total asset derivatives, Number of contracts | Contract		1
Total asset derivatives, Fair value, net		$ 1
Asset derivatives, Gross asset		1
Asset derivatives, Gross liability		0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Futures [Member] | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	$ 0
Total liability derivatives, Number of contracts | Contract	1
Total liability derivatives, Fair value, net	$ 0
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	0
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount		16,091
Total asset derivatives, Fair value, net		670
Asset derivatives, Gross asset		684
Asset derivatives, Gross liability		(14)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	17,984
Total liability derivatives, Fair value, net	683
Liability derivatives, Gross asset	771
Liability derivatives, Gross liability	(88)
Derivatives not designated as accounting hedging instruments | Structured settlement annuities | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	0	0
Total asset derivatives, Fair value, net	231,491	169,386
Asset derivatives, Gross asset	231,491	169,386
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	43,855	36,265
Total liability derivatives, Fair value, net	(14,239)	(400)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	$ (14,239)	$ (400)